Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 52,410,472	$ 25,022,199
Accounts receivable	826,683	1,774,792
Inventories	246,778	11,692
Prepayments, deposits and other current assets	12,282,665	1,891,869
Total current assets	65,766,598	28,700,552
Non-current assets
Property, plant and equipment, net	303,488	53,042
Intangible assets, net	36,031	43,041
Operating lease – right-of-use assets, net	4,262,736	5,951,588
Finance lease – right-of-use assets, net	1,346,728	1,398,404
Long-term prepayments and other non-current assets	1,934,955	4,449,467
Deferred income tax assets	704,262	353,097
Total non-current assets	8,588,200	12,248,639
TOTAL ASSETS	74,354,798	40,949,191
Current liabilities
Accounts payable and accrued expenses	4,357,553	2,973,141
Advance from customers	2,993,656	1,414,345
Taxes payable	2,220	8,025
Current maturities of operating lease liabilities	87,103	199,011
Current maturities of finance lease liabilities	59,098	51,353
Total current liabilities	7,499,630	4,645,875
Long-term portion of operating lease liabilities	2,147,252	3,117,124
Long-term portion of finance lease liabilities	442,670	457,867
TOTAL LIABILITIES	10,089,552	8,220,866
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 28,000,000 shares issued and outstanding, respectively	3,359	2,800
Additional paid-in capital	25,542,531	3,667,957
Statutory reserve	664,100	664,100
Retained earnings	36,804,282	31,059,450
Accumulated other comprehensive income (loss)	1,298,015	(1,967,388)
Total equity attributable to E-Home shareholders	64,312,287	32,762,819
Non-controlling interest	(47,041)	(34,494)
TOTAL SHAREHOLDERS’ EQUITY	64,265,246	32,728,325
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 74,354,798	$ 40,949,191